Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Current taxes on profits for the year	$ 697	$ 1,009
Adjustments for current taxes of prior periods	(6)	(15)
Total current taxes	691	994
Deferred
Origination and reversal of temporary differences	686	436
Adjustments to deferred taxes of prior periods	(16)	23
Tax losses not recognized (recognition of previously unrecognized losses)	4	(9)
Effect due to tax legislative changes		(19)
Total deferred taxes	674	431
Provision for income taxes	$ 1,365	$ 1,425